Document and Entity Information	Feb. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 14, 2023
Entity Registrant Name	AKAMAI TECHNOLOGIES, INC.
Entity Central Index Key	0001086222
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-27275
Entity Tax Identification Number	04-3432319
Entity Address, Address Line One	145 Broadway
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	444-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false